Stock-Based Compensation Plans (Schedule of Stock Option Activity, Additional Disclosures) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Intrinsic value of options exercised	$ 0	$ 0	$ 0
Weighted-average fair value of options exercised	$ 0	$ 0	$ 0